Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Common Share (EPS)
Basic and diluted earnings per common share ("EPS") are calculated as follows:

(In thousands, except per share amounts)	2013	2012	2011
Income (loss) from continuing operations	$(15,815)	$(403,034)	$56,836
Loss from discontinued operations	—	(1,983)	—
Net income (loss)	$(15,815)	$(405,017)	$56,836

Weighted average common shares outstanding (used to calculate basic EPS)	46,577	46,059	45,541
Dilutive effect of stock options and other stock awards	—	—	745
Weighted average common shares outstanding (used to calculate diluted EPS)	46,577	46,059	46,286

Continuing operations	$(0.34)	$(8.75)	$1.25
Discontinued operations	—	(0.04)	—
Earnings (loss) per common share – basic	$(0.34)	$(8.79)	$1.25

Continuing operations	$(0.34)	$(8.75)	$1.23
Discontinued operations	—	(0.04)	—
Earnings (loss) per common share – diluted	$(0.34)	$(8.79)	$1.23